QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66221

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2012

ITEM 1. SCHEDULE OF INVESTMENTS

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012
(unaudited)

Number
of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	88.84%

	AMBULATORY HEALTH CARE SERVICES	5.63%
20,000	U.S. Physical Therapy, Inc.		$550,800

	AMUSEMENT, GAMING & ENTERTAINMENT	1.23%
40,000	Lakes Entertainment, Inc.		120,000

	CHEMICAL MANUFACTURING	7.99%
70,000	Cardiome Pharma Corp.		26,964
35,000	Cardiovascular Systems, Inc.		439,250
150,000	Dyadic International, Inc.		283,500
50,000	Oculus Innovative Schiences, Inc.		31,500

			781,214

	COMPUTERS & ELECTRONIC MANUFACTURING	4.03%
40,000	EDAP TMS SA - ADR		81,600
65,000	Synergetics USA, Inc.		312,000

			393,600

	COMPUTER PROGRAMMING	13.62%
85,000	Augme technologies, Inc.		54,825
70,000	Computer Task Group, Inc.		1,276,100

			1,330,925

	COMPUTER SYSTEMS DESIGN & SERVICES	12.72%
20,000	Black Diamond, Inc.		164,000
35,000	Datallink Corp.		299,250
30,000	NetScout Systems, Inc.		779,700

			1,242,950

	ELECTRICAL EQUIPMENT	3.79%
40,000	Coleman Cable, Inc.		370,800

	FOOD MANUFACTURING	4.98%
75,000	Inventure Foods, Inc.		486,750

	HEALTH CARE MANUFACURING	4.13%
125,000	Uroplasty, Inc.		403,750

	MANAGEMENT CONSULTING	1.72%
100,000	Insignia Systems, Inc.		168,000

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	2.21%
20,000	The E.W. Scripps Co.		216,200

	OIL & GAS SERVICES	4.69%
85,000	Synergy Resources Corp.		458,150

	PRINTING SERVICES	4.93%
35,000	InnerWorkings, Inc.		482,300

	RETAILERS	1.22%
90,000	Appliance Recycling Centers of America, Inc.		118,800

	SOFTWARE SERVICES	12.18%
65,000	Actuate Corp.		364,000
20,000	ePlus, Inc.		826,800

			1,190,800

	TELECOMMUNICATIONS	1.51%
90,000	Broadcast International, Inc.		7,200
85,000	Multiband Corp.		140,250

			147,450

	WATER & SEWAGE SYSEMS	2.27%
10,000	Aegion Corp.		221,900

	TOTAL COMMON STOCKS	88.84%	8,684,389

	SHORT TERM INVESTMENT	11.16%
1,226,171	Fidelity Prime Fund #690 Money Market Fund 0.00%*		1,090,476

	TOTAL INVESTMENTS	100.00%	$9,774,865

*Effective 7 day yield as of December 31, 2012

Security Valuation:

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the fund’s own assumptions in determining includes significant unobservable inputs (including the Fund’s own assumptions in fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$8,684,389	-	-	$8,684,389
Short Term Investment	1,090,476			1,090,476

	$9,774,865	-	-	$9,774,865

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: March 1, 2013

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: March 1, 2013